Risk/Return Detail Data - FidelityStrategicRealReturnFund-RetailPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Strategic Real Return Fund /Fidelity® Strategic Real Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Strategic Real Return Fund seeks real return consistent with reasonable investment risk.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans (including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds)), commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments. Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. Investing in domestic and foreign issuers. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	7.39%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.94%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(14.54%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund
Risk/Return:
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual operating expenses	0.77%
Fee waiver and/or expense reimbursement	0.07%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
1 year	$ 72
3 years	237
5 years	419
10 years	$ 945
2014	1.13%
2015	(7.43%)
2016	9.09%
2017	4.08%
2018	(4.01%)
2019	10.48%
2020	3.74%
2021	15.81%
2022	(3.33%)
2023	4.59%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | Return Before Taxes | Fidelity Strategic Real Return Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.59%
Past 5 years	6.06%
Past 10 years	3.19%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions | Fidelity Strategic Real Return Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	2.45%
Past 5 years	4.16%
Past 10 years	1.52%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales | Fidelity Strategic Real Return Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	2.77%
Past 5 years	3.91%
Past 10 years	1.72%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | LB124
Risk/Return:
Label	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Past 1 year	3.90%
Past 5 years	3.15%
Past 10 years	2.42%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | F0665
Risk/Return:
Label	Fidelity Strategic Real Return Composite Index℠
Past 1 year	5.54%
Past 5 years	6.19%
Past 10 years	3.30%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.